SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Computer & software	3 years
Fixtures and fittings	3 years
Leasehold industrial property	Over the remaining lease term
Renovations	5 years

SCHEDULE OF FINITE USEFUL LIVES ARE AMORTIZED INTANGIBLE ASSETS	Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:
Expected useful life
Software	5 years